                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]  Pre-Effective Amendment No. [__] (File No. 333-146653)

[X]  Post-Effective Amendment No. 1

(Check Appropriate Box or Boxes)

                        RiverSource Variable Series Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This Post-Effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146653 filed on or about Nov. 23, 2007.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146653 filed on or about Nov. 23, 2007.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1) Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to RiverSource Variable Series Trust's Registration Statement No. 333-146374 is incorporated by reference.

(2) By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to RiverSource Variable Series Trust's Registration Statement No. 333-146374 is incorporated by reference.

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)       Not applicable.

(6)(a) Investment Management Services Agreement, dated Nov. 8, 2008, between Registrant and RiverSource Investments, LLC filed electronically on or about Feb. 8, 2008 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(6)(b) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(6)(c) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(6)(d) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(6)(e) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(6)(f) Subadvisory Agreement between American Express Financial Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed electronically as Exhibit (d)(21) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(6)(g) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Franklin Portfolio Associates LLC filed electronically on or about May 24, 2006 as Exhibit (d)(29) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(6)(h) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to

          RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(6)(i) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(6)(j) Subadvisory Agreement, dated Oct. 17, 2007, between River Road Asset Management, LLC and RiverSource Investments, LLC filed electronically on or about Dec. 14, 2007 as Exhibit (d)(10) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(6)(k) Subadvisory Agreement, dated Sept. 24, 2006, between WEDGE Capital Management L.L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(11) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(6)(l) Subadvisory Agreement, dated Sept. 24, 2006, between Systematic Financial Management, L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(12) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(6)(m) Subadvisory Agreement, dated July 16, 2007, between Denver Investment Advisors LLC and RiverSource Investments, LLC filed electronically on or about Dec. 14, 2007 as Exhibit (d)(13) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(7) Distribution Agreement, dated Nov. 8, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Feb. 8, 2008 as Exhibit (e) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(8)       Not applicable.

(9)(a) Custodian Agreement between Registrant and Ameriprise Trust Company filed electronically on or about Feb. 8, 2008 as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(9)(b) Custodian Agreement between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(9)(c) Custodian Agreement First Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(d) Custodian Agreement Second Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10) Plan and Agreement of Distribution, dated Nov. 8, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Feb. 8, 2008 as Exhibit (m)(1) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about Nov. 23, 2007 as Exhibit (11) to Registration Statement No. 333- 146653 is incorporated by reference.

(12)(a) Tax opinion for the redomicile of RiverSource Variable Portfolio - Balanced Fund is filed electronically herewith as Exhibit (12)(a) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(b) Tax opinion for the redomicile of RiverSource Variable Portfolio - Cash Management Fund is filed electronically herewith as Exhibit
          (12)(b) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(c) Tax opinion for the redomicile of RiverSource Variable Portfolio - Core Equity Fund is filed electronically herewith as Exhibit (12)(c) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(d) Tax opinion for the redomicile of RiverSource Variable Portfolio - Diversified Bond Fund is filed electronically herewith as Exhibit
          (12)(d) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(e) Tax opinion for the redomicile of RiverSource Variable Portfolio - Diversified Equity Income Fund is filed electronically herewith as Exhibit (12)(e) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(f) Tax opinion for the redomicile of RiverSource Variable Portfolio - Emerging Markets Fund is filed electronically herewith as Exhibit
          (12)(f) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(g) Tax opinion for the redomicile of RiverSource Variable Portfolio - Fundamental Value Fund is filed electronically herewith as Exhibit
          (12)(g) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(h) Tax opinion for the redomicile of RiverSource Variable Portfolio - Global Bond Fund is filed electronically herewith as Exhibit (12)(h) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(i) Tax opinion for the redomicile of RiverSource Variable Portfolio - Global Inflation Protected Securities Fund is filed electronically herewith as Exhibit (12)(i) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(j) Tax opinion for the redomicile of RiverSource Variable Portfolio - Growth Fund is filed electronically herewith as Exhibit (12)(j) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(k) Tax opinion for the redomicile of RiverSource Variable Portfolio - High Yield Bond Fund is filed electronically herewith as Exhibit
          (12)(k) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(l) Tax opinion for the redomicile of RiverSource Variable Portfolio - Income Opportunities Fund is filed electronically herewith as Exhibit
          (12)(l) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(m) Tax opinion for the redomicile of RiverSource Variable Portfolio - International Opportunity Fund is filed electronically herewith as Exhibit (12)(m) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(n) Tax opinion for the redomicile of RiverSource Variable Portfolio - Large Cap Equity Fund is filed electronically herewith as Exhibit
          (12)(n) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(o) Tax opinion for the redomicile of RiverSource Variable Portfolio - Large Cap Value Fund is filed electronically herewith as Exhibit
          (12)(o) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(p) Tax opinion for the redomicile of RiverSource Variable Portfolio - Mid Cap Growth Fund is filed electronically herewith as Exhibit (12)(p) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(q) Tax opinion for the redomicile of RiverSource Variable Portfolio - Mid Cap Value Fund is filed electronically herewith as Exhibit (12)(q) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(r) Tax opinion for the redomicile of RiverSource Variable Portfolio - S&P 500 Index Fund is filed electronically herewith as Exhibit (12)(r) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(s) Tax opinion for the redomicile of RiverSource Variable Portfolio - Select Value Fund is filed electronically herewith as Exhibit (12)(s) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(t) Tax opinion for the redomicile of RiverSource Variable Portfolio - Short Duration U.S. Government Fund is filed electronically herewith as Exhibit (12)(t) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(u) Tax opinion for the redomicile of RiverSource Variable Portfolio - Small Cap Advantage Fund is filed electronically herewith as Exhibit
          (12)(u) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(v) Tax opinion for the redomicile of RiverSource Variable Portfolio - Small Cap Value Fund is filed electronically herewith as Exhibit
          (12)(v) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(w) Tax opinion for the redomicile of RiverSource Variable Portfolio - Core Bond Fund is filed electronically herewith as Exhibit (12)(w) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(12)(x) Tax opinion for the merger of RiverSource Variable Portfolio - Core Bond Fund into RiverSource Variable Portfolio - Diversified Bond Fund is filed electronically herewith as Exhibit (12)(x) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146653.

(13)(a) Administrative Services Agreement, dated Nov. 8, 2007, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Feb. 8, 2008 as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(b) Transfer Agency and Servicing Agreement, dated Nov. 8, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about Feb. 8, 2008 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(c) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(13)(d) Master Fee Cap/Fee Waiver Agreement, dated Nov. 8, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the Registrant filed electronically on or about Feb. 8, 2008 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(14) Consent of Independent Registered Public Accounting Firm (KPMG LLP) filed electronically on or about Nov. 23, 2007 as Exhibit (14) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146653 is incorporated by reference.

(15)      Financial Statements: Not applicable.

(16) Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Sept. 11, 2007, filed electronically on or about Oct. 12, 2007 as Exhibit (16) to Registration Statement No. 333-146653 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(17)(b) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and Registrant's principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit
          (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 are incorporated by reference.

(17)(c) Prospectus, dated May 1, 2007, and applicable supplements for RiverSource Variable Portfolio Funds filed electronically on or about Feb. 1, 2008 in Registrant's 497 filing are incorporated by reference.

(17)(d) Statement of Additional Information, dated Jan. 31, 2008, for RiverSource Variable Portfolio Funds filed electronically on or about Feb. 1, 2008 in Registrant's 497 filing is incorporated by reference.

(17)(e) Annual Report for the period ended Dec. 31, 2007 for RiverSource Variable Portfolio Funds filed electronically on or about March 5, 2008 in RiverSource Variable Portfolio - Income Series, Inc. (File No. 811-3219) N-CSR filing is incorporated by reference.

(17)(f) Prospectus, dated May 1, 2007, and applicable supplements for RiverSource Variable Portfolio - Core Equity Fund filed electronically on or about Feb. 1, 2008 in Registrant's 497 filing are incorporated by reference.

(17)(g) Annual Report for the period ended Dec. 31, 2007 for RiverSource Variable Portfolio - Core Equity Fund filed electronically on or about March 5, 2008 in RiverSource Variable Portfolio - Select Series, Inc. (File No. 811-21534) N-CSR filing is incorporated by reference.

Item 17. Undertakings.

          None.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, RiverSource Variable Series Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and duly caused this Amendment to its Registration to be signed on its behalf by the undersigned duly authorized in the City of Minneapolis, and State of Minnesota on the 7th day of April, 2008.

RIVERSOURCE VARIABLE SERIES TRUST


By /s/ Patrick T. Bannigan
   ---------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ---------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of April, 2008.

Signature                        Capacity
---------                        --------


/s/ Stephen R. Lewis, Jr.*       Chair of the Board
------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*           Trustee
------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*             Trustee
------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*           Trustee
------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*           Trustee
------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*               Trustee
------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*             Trustee
------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*      Trustee
------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*        Trustee
------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*         Trustee
------------------------------
William F. Truscott

* Signed pursuant to Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Oct. 12, 2007 as Exhibit (16) to Registration Statement No. 333-146653, by:


/s/ Scott R. Plummer
------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(12)(a) Tax opinion for the redomicile of RiverSource Variable Portfolio - Balanced Fund.

(12)(b) Tax opinion for the redomicile of RiverSource Variable Portfolio - Cash Management Fund.

(12)(c) Tax opinion for the redomicile of RiverSource Variable Portfolio - Core Equity Fund.

(12)(d) Tax opinion for the redomicile of RiverSource Variable Portfolio - Diversified Bond Fund.

(12)(e) Tax opinion for the redomicile of RiverSource Variable Portfolio - Diversified Equity Income Fund.

(12)(f) Tax opinion for the redomicile of RiverSource Variable Portfolio - Emerging Markets Fund.

(12)(g) Tax opinion for the redomicile of RiverSource Variable Portfolio - Fundamental Value Fund.

(12)(h) Tax opinion for the redomicile of RiverSource Variable Portfolio - Global Bond Fund.

(12)(i) Tax opinion for the redomicile of RiverSource Variable Portfolio - Global Inflation Protected Securities Fund.

(12)(j) Tax opinion for the redomicile of RiverSource Variable Portfolio - Growth Fund.

(12)(k) Tax opinion for the redomicile of RiverSource Variable Portfolio - High Yield Bond Fund.

(12)(l) Tax opinion for the redomicile of RiverSource Variable Portfolio - Income Opportunities Fund.

(12)(m) Tax opinion for the redomicile of RiverSource Variable Portfolio - International Opportunity Fund.

(12)(n) Tax opinion for the redomicile of RiverSource Variable Portfolio - Large Cap Equity Fund.

(12)(o) Tax opinion for the redomicile of RiverSource Variable Portfolio - Large Cap Value Fund.

(12)(p) Tax opinion for the redomicile of RiverSource Variable Portfolio - Mid Cap Growth Fund.

(12)(q) Tax opinion for the redomicile of RiverSource Variable Portfolio - Mid Cap Value Fund.

(12)(r) Tax opinion for the redomicile of RiverSource Variable Portfolio - S&P 500 Index Fund.

(12)(s) Tax opinion for the redomicile of RiverSource Variable Portfolio - Select Value Fund.

(12)(t) Tax opinion for the redomicile of RiverSource Variable Portfolio - Short Duration U.S. Government Fund.

(12)(u) Tax opinion for the redomicile of RiverSource Variable Portfolio - Small Cap Advantage Fund.

(12)(v) Tax opinion for the redomicile of RiverSource Variable Portfolio - Small Cap Value Fund.

(12)(w) Tax opinion for the redomicile of RiverSource Variable Portfolio - Core Bond Fund.

(12)(x) Tax opinion for the merger of RiverSource Variable Portfolio - Core Bond Fund into RiverSource Variable Portfolio - Diversified Bond Fund.